Related Party Transactions (Details) - Officers And Directors [Member] - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Salaries	$ 0	$ 0	$ 0	$ 0
Short-term employee benefits	533	522	1,083	1,108
Stock-based compensation	375,172	1,289,679	804,050	1,967,113
Total	$ 375,705	$ 1,290,231	$ 805,133	$ 1,968,221